Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	AMERICAN BALANCED FUND
Entity Central Index Key	0000004568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Mar. 01, 2020
AMERICAN BALANCED FUND® | Class T | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	TABFX
AMERICAN BALANCED FUND® | Class 529-T | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	TAFBX
AMERICAN BALANCED FUND® | Class F-3 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	AFMBX
AMERICAN BALANCED FUND® | Class R-5E | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	RLEFX
AMERICAN BALANCED FUND® | Class R-2E | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	RAMHX
AMERICAN BALANCED FUND® | Class R-6 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	RLBGX
AMERICAN BALANCED FUND® | Class F-2 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	AMBFX
AMERICAN BALANCED FUND® | Class 529-F-1 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	CLBFX
AMERICAN BALANCED FUND® | Class 529-E | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	CLBEX
AMERICAN BALANCED FUND® | Class 529-C | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	CLBCX
AMERICAN BALANCED FUND® | Class 529-A | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	CLBAX
AMERICAN BALANCED FUND® | Class F-1 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	BALFX
AMERICAN BALANCED FUND® | Class C | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	BALCX
AMERICAN BALANCED FUND® | Class R-5 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	RLBFX
AMERICAN BALANCED FUND® | Class R-4 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	RLBEX
AMERICAN BALANCED FUND® | Class R-3 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	RLBCX
AMERICAN BALANCED FUND® | Class R-2 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	RLBBX
AMERICAN BALANCED FUND® | Class R-1 | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	RLBAX
AMERICAN BALANCED FUND® | Class A | AMERICAN BALANCED FUND
Prospectus:
Trading Symbol	ABALX
BOND FUND OF AMERICA® | Class T | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TBFFX
BOND FUND OF AMERICA® | Class 529-T | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TFBFX
BOND FUND OF AMERICA® | Class F-3 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	BFFAX
BOND FUND OF AMERICA® | Class R-5E | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFHX
BOND FUND OF AMERICA® | Class R-2E | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBEBX
BOND FUND OF AMERICA® | Class R-6 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFGX
BOND FUND OF AMERICA® | Class F-2 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	ABNFX
BOND FUND OF AMERICA® | Class 529-F-1 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CFAFX
BOND FUND OF AMERICA® | Class 529-E | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CFAEX
BOND FUND OF AMERICA® | Class 529-C | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CFACX
BOND FUND OF AMERICA® | Class 529-A | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CFAAX
BOND FUND OF AMERICA® | Class F-1 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	BFAFX
BOND FUND OF AMERICA® | Class C | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	BFACX
BOND FUND OF AMERICA® | Class R-5 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFFX
BOND FUND OF AMERICA® | Class R-4 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFEX
BOND FUND OF AMERICA® | Class R-3 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFCX
BOND FUND OF AMERICA® | Class R-2 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFBX
BOND FUND OF AMERICA® | Class R-1 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFAX
BOND FUND OF AMERICA® | Class A | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	ABNDX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class T | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	TFFFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-T | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	TIIIX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-3 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	FUNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-5E | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	RFNHX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-2E | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	RFEBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-6 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	RFNGX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-2 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	FINFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-F-1 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	CFNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-E | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	CFNEX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-C | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	CFNCX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class 529-A | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	CFNAX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class F-1 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	AFIFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class C | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	AFICX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-5 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	RFNFX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-4 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	RFNEX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-3 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	RFNCX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-2 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	RFNBX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class R-1 | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	RFNAX
AMERICAN FUNDS FUNDAMENTAL INVESTORS® | Class A | AMERICAN FUNDS FUNDAMENTAL INVESTORS
Prospectus:
Trading Symbol	ANCFX
INVESTMENT CO OF AMERICA® | Class T | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	TICAX
INVESTMENT CO OF AMERICA® | Class 529-T | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	TIACX
INVESTMENT CO OF AMERICA® | Class F-3 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	FFICX
INVESTMENT CO OF AMERICA® | Class R-5E | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	RICHX
INVESTMENT CO OF AMERICA® | Class R-2E | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	RIBEX
INVESTMENT CO OF AMERICA® | Class R-6 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	RICGX
INVESTMENT CO OF AMERICA® | Class F-2 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	ICAFX
INVESTMENT CO OF AMERICA® | Class 529-F-1 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	CICFX
INVESTMENT CO OF AMERICA® | Class 529-E | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	CICEX
INVESTMENT CO OF AMERICA® | Class 529-C | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	CICCX
INVESTMENT CO OF AMERICA® | Class 529-A | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	CICAX
INVESTMENT CO OF AMERICA® | Class F-1 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	AICFX
INVESTMENT CO OF AMERICA® | Class C | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	AICCX
INVESTMENT CO OF AMERICA® | Class R-5 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	RICFX
INVESTMENT CO OF AMERICA® | Class R-4 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	RICEX
INVESTMENT CO OF AMERICA® | Class R-3 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	RICCX
INVESTMENT CO OF AMERICA® | Class R-2 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	RICBX
INVESTMENT CO OF AMERICA® | Class R-1 | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	RICAX
INVESTMENT CO OF AMERICA® | Class A | INVESTMENT CO OF AMERICA
Prospectus:
Trading Symbol	AIVSX
CAPITAL WORLD BOND FUND® | Class T | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	TWCWX
CAPITAL WORLD BOND FUND® | Class 529-T | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	TWCBX
CAPITAL WORLD BOND FUND® | Class F-3 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	WFBFX
CAPITAL WORLD BOND FUND® | Class R-5E | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWHX
CAPITAL WORLD BOND FUND® | Class R-2E | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCEBX
CAPITAL WORLD BOND FUND® | Class R-6 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWGX
CAPITAL WORLD BOND FUND® | Class F-2 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	BFWFX
CAPITAL WORLD BOND FUND® | Class 529-F-1 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CCWFX
CAPITAL WORLD BOND FUND® | Class 529-E | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CCWEX
CAPITAL WORLD BOND FUND® | Class 529-C | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CCWCX
CAPITAL WORLD BOND FUND® | Class 529-A | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CCWAX
CAPITAL WORLD BOND FUND® | Class F-1 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	WBFFX
CAPITAL WORLD BOND FUND® | Class C | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CWBCX
CAPITAL WORLD BOND FUND® | Class R-5 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWFX
CAPITAL WORLD BOND FUND® | Class R-4 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWEX
CAPITAL WORLD BOND FUND® | Class R-3 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWCX
CAPITAL WORLD BOND FUND® | Class R-2 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWBX
CAPITAL WORLD BOND FUND® | Class R-1 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWAX
CAPITAL WORLD BOND FUND® | Class A | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CWBFX
American Funds Emerging Markets Bond Fund® | Class 529-E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNEX
American Funds Emerging Markets Bond Fund® | Class 529-C | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNCX
American Funds Emerging Markets Bond Fund® | Class R-6 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGGX
American Funds Emerging Markets Bond Fund® | Class R-5E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGJX
American Funds Emerging Markets Bond Fund® | Class R-5 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGFX
American Funds Emerging Markets Bond Fund® | Class R-4 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGEX
American Funds Emerging Markets Bond Fund® | Class R-3 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGCX
American Funds Emerging Markets Bond Fund® | Class R-2E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGHX
American Funds Emerging Markets Bond Fund® | Class R-2 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGBX
American Funds Emerging Markets Bond Fund® | Class R-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGAX
American Funds Emerging Markets Bond Fund® | Class F-2 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNFX
American Funds Emerging Markets Bond Fund® | Class 529-A | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNAX
American Funds Emerging Markets Bond Fund® | Class T | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	TEBMX
American Funds Emerging Markets Bond Fund® | Class 529-T | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	TMEBX
American Funds Emerging Markets Bond Fund® | Class F-3 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNGX
American Funds Emerging Markets Bond Fund® | Class F-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNEX
American Funds Emerging Markets Bond Fund® | Class C | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNCX
American Funds Emerging Markets Bond Fund® | Class A | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNAX
American Funds Emerging Markets Bond Fund® | Class 529-F-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNFX
American Funds Strategic Bond Fund SM | Class T | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	TFSBX
American Funds Strategic Bond Fund SM | Class 529-T | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	TSFBX
American Funds Strategic Bond Fund SM | Class F-3 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBGX
American Funds Strategic Bond Fund SM | Class F-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBEX
American Funds Strategic Bond Fund SM | Class C | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBCX
American Funds Strategic Bond Fund SM | Class A | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBAX
American Funds Strategic Bond Fund SM | Class 529-F-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANFX
American Funds Strategic Bond Fund SM | Class 529-E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANEX
American Funds Strategic Bond Fund SM | Class 529-C | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANCX
American Funds Strategic Bond Fund SM | Class R-6 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANGX
American Funds Strategic Bond Fund SM | Class R-5E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANJX
American Funds Strategic Bond Fund SM | Class R-5 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANFX
American Funds Strategic Bond Fund SM | Class R-4 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANEX
American Funds Strategic Bond Fund SM | Class R-3 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANCX
American Funds Strategic Bond Fund SM | Class R-2E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANHX
American Funds Strategic Bond Fund SM | Class R-2 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANBX
American Funds Strategic Bond Fund SM | Class R-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANAX
American Funds Strategic Bond Fund SM | Class F-2 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBFX
American Funds Strategic Bond Fund SM | Class 529-A | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANAX